                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                    M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

KEEPING YOU INFORMED MFS wants to ensure that you are consistently updated about your investments with us. This shareholder report will not only show how your investment performed during the time period, but will also provide you with informative commentary from the portfolio management team. They will offer an overview of market conditions and will also discuss the specific factors that may have enhanced or detracted from your investment's performance.

MFS(R) UNION STANDARD EQUITY FUND

LETTER FROM THE CEO                                               1
-------------------------------------------------------------------
PORTFOLIO COMPOSITION                                             2
-------------------------------------------------------------------
MANAGEMENT REVIEW                                                 3
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PERFORMANCE SUMMARY                                               5
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EXPENSE TABLE                                                     8
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PORTFOLIO OF INVESTMENTS                                         10
-------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              15
-------------------------------------------------------------------
STATEMENT OF OPERATIONS                                          17
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STATEMENTS OF CHANGES IN NET ASSETS                              18
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FINANCIAL HIGHLIGHTS                                             19
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NOTES TO FINANCIAL STATEMENTS                                    23
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM          31
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TRUSTEES AND OFFICERS                                            32
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    38
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PROXY VOTING POLICIES AND INFORMATION                            42
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QUARTERLY PORTFOLIO DISCLOSURE                                   42
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FEDERAL TAX INFORMATION                                          42
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MFS(R) PRIVACY NOTICE                                            43
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CONTACT INFORMATION                                      BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                  NCUA/NCUSIF
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                                                                         9/30/06
                                                                         UNE-ANN

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Common Stocks                                     97.3%
Cash & Other Net Assets                            2.7%

TOP TEN HOLDINGS

Exxon Mobil Corp.                                  4.3%
-------------------------------------------------------
General Electric Co.                               3.9%
-------------------------------------------------------
Johnson & Johnson                                  2.6%
-------------------------------------------------------
JPMorgan Chase & Co.                               2.5%
-------------------------------------------------------
Altria Group, Inc.                                 2.4%
-------------------------------------------------------
Bank of America Corp.                              2.3%
-------------------------------------------------------
Chevron Corp.                                      2.3%
-------------------------------------------------------
Merck & Co., Inc.                                  2.2%
-------------------------------------------------------
Verizon Communications, Inc.                       2.0%
-------------------------------------------------------
Goldman Sachs Group, Inc.                          2.0%
-------------------------------------------------------

EQUITY SECTORS

Financial Services                                18.0%
-------------------------------------------------------
Technology                                        13.8%
-------------------------------------------------------
Industrial Goods & Services                       13.3%
-------------------------------------------------------
Health Care                                       10.3%
-------------------------------------------------------
Consumer Staples                                  10.1%
-------------------------------------------------------
Energy                                             8.3%
-------------------------------------------------------
Utilities & Communications                         8.1%
-------------------------------------------------------
Retailing                                          5.1%
-------------------------------------------------------
Leisure                                            4.1%
-------------------------------------------------------
Basic Materials                                    3.8%
-------------------------------------------------------
Transportation                                     1.0%
-------------------------------------------------------
Special Products & Services                        0.8%
-------------------------------------------------------
Autos & Housing                                    0.6%
-------------------------------------------------------

Percentages are based on net assets as of 9/30/06.
The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2006, Class I shares of the MFS Union Standard Equity Fund provided a total return of 14.89%, at net asset value. This compares with a return of 10.79% for the fund's benchmark, the Standard & Poor's 500 Stock Index.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the industrial goods and services, health care, and retailing sectors drove performance over the period. Within the industrial goods and services sector, defense contractor Lockheed Martin was among the top contributors to relative results as shares gained on strong revenue growth, improved margins and key contract awards over the period. Other industrial goods and services holdings that performed well included agricultural machinery company AGCO(c), electronic cable and connector maker Amphenol(c), and engine manufacturer Cummins.

Within the health care sector, pharmaceutical giant Merck was a top relative performer. Merck rebounded after struggling with the recall of its pain medication Vioxx. Shares of Merck benefited from the company's cost cutting efforts and solid growth in several key products including Singulair (asthma and allergies), Fosamax (osteoporosis), and its joint venture cholesterol drugs Zetia and Vytorin.

Other individual holdings that helped performance included paper products maker Georgia-Pacific(g), commercial vehicle leasing company Ryder System(g), and telecommunications provider BellSouth. The fund's holdings in Apple Computer also boosted relative results. Apple benefited from strong demand for the iPod and recent growth in its Mac computer sales.

DETRACTORS FROM PERFORMANCE

Security selection in the leisure sector was the primary detractor from relative performance over the period.

Although the technology sector was an overall contributor to relative performance, several individual holdings within this sector hindered results. Shares of business and systems management software company Compuware(g) lagged the benchmark during the period as disappointing revenues and licenses weighed on performance.

Our holdings in industrial automation products maker Rockwell Automation also disappointed. We established our position prior to a drop in share price which was associated with the release of margin growth data that was below market expectations.

Other stocks that detracted from results included natural gas provider Williams Companies, electrical power and natural gas distributor CMS Energy, and prescription benefits management firm Express Scripts(g).

The fund's cash position was also a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Jonathan Sage
Portfolio Manager

(c) Security is not a benchmark constituent.
(g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/06

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. The performance of other share classes will be less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                    MFS
               Union Standard(R)   Standard & Poor's
                Equity Fund             500 Stock
                  - Class I               Index
---------------------------------------------------------
9/96               $10,000               $10,000
9/97                13,251                14,045
9/98                15,072                15,315
9/99                15,973                19,573
9/00                14,782                22,174
9/01                11,523                16,271
9/02                 9,388                12,938
9/03                11,098                16,094
9/04                12,760                18,326
9/05                14,666                20,572
9/06                16,850                22,792


TOTAL RETURNS THROUGH 9/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr       5-yr       10-yr
--------------------------------------------------------------------------
        A                 8/07/97             14.58%      7.53%      5.01%
--------------------------------------------------------------------------
        B                 8/11/97             13.74%      6.81%      4.41%
--------------------------------------------------------------------------
        C                 8/11/97             13.69%      6.84%      4.43%
--------------------------------------------------------------------------
        I                 1/14/94             14.89%      7.90%      5.36%
--------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
--------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)         10.79%      6.97%      8.59%
--------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
--------------------------------------------------------------------------
        A                                      8.00%      6.27%      4.39%
With Initial Sales Charge (5.75%)
--------------------------------------------------------------------------
        B                                      9.74%      6.51%      4.41%
With CDSC (Declining over six years
from 4% to 0%) (x)
--------------------------------------------------------------------------
        C                                     12.69%      6.84%      4.43%
With CDSC (1% for 12 months) (x)
--------------------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Standard & Poor's 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S.
equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are available only to certain eligible investors.

Performance for share classes offered after Class I shares includes the performance of the fund's Class I shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2006 through September 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period (p)
Share                      Expense   Account Value   Account Value     4/01/06-
Class                       Ratio       4/01/06         9/30/06        9/30/06
--------------------------------------------------------------------------------
        Actual              1.30%      $1,000.00       $1,070.30        $6.75
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.30%      $1,000.00       $1,018.55        $6.58
--------------------------------------------------------------------------------
        Actual              1.95%      $1,000.00       $1,066.80       $10.10
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.95%      $1,000.00       $1,015.29        $9.85
--------------------------------------------------------------------------------
        Actual              1.94%      $1,000.00       $1,066.30       $10.05
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.94%      $1,000.00       $1,015.34         $9.80
--------------------------------------------------------------------------------
        Actual              0.95%      $1,000.00       $1,072.10         $4.93
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.95%      $1,000.00       $1,020.31         $4.81
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.3%
-----------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------
Aerospace - 3.0%
-----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                   13,263   $    1,141,414
Northrop Grumman Corp.                                                  13,019          886,203
                                                                                 --------------
                                                                                 $    2,027,617
-----------------------------------------------------------------------------------------------
Broadcasting - 3.1%
-----------------------------------------------------------------------------------------------
Time Warner, Inc.                                                       46,140   $      841,133
Viacom, Inc., "B" (a)                                                   13,533          503,157
Walt Disney Co.                                                         23,970          740,913
                                                                                 --------------
                                                                                 $    2,085,203
-----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 6.2%
-----------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                  5,330   $      746,733
Goldman Sachs Group, Inc.                                                7,990        1,351,668
Lehman Brothers Holdings, Inc.                                          13,210          975,691
Merrill Lynch & Co., Inc.                                                7,776          608,239
Morgan Stanley                                                           6,760          492,872
                                                                                 --------------
                                                                                 $    4,175,203
-----------------------------------------------------------------------------------------------
Business Services - 0.8%
-----------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                     16,690   $      529,240
-----------------------------------------------------------------------------------------------
Chemicals - 1.5%
-----------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                     8,500   $      570,180
Rohm & Haas Co.                                                          8,700          411,945
                                                                                 --------------
                                                                                 $      982,125
-----------------------------------------------------------------------------------------------
Computer Software - 2.2%
-----------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                 17,920   $      671,104
Microsoft Corp.                                                         23,270          635,969
MicroStrategy, Inc., "A" (a)                                             1,540          156,818
                                                                                 --------------
                                                                                 $    1,463,891
-----------------------------------------------------------------------------------------------
Computer Software - Systems - 4.3%
-----------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                13,820   $    1,064,555
Hewlett-Packard Co.                                                     13,500          495,315
International Business Machines Corp.                                   16,380        1,342,177
                                                                                 --------------
                                                                                 $    2,902,047
-----------------------------------------------------------------------------------------------
Construction - 0.6%
-----------------------------------------------------------------------------------------------
Masco Corp.                                                             15,240   $      417,881
-----------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
-----------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                   13,110   $      814,131
Kimberly-Clark Corp.                                                     8,960          585,626
Procter & Gamble Co.                                                    15,110          936,518
                                                                                 --------------
                                                                                 $    2,336,275
-----------------------------------------------------------------------------------------------
Electrical Equipment - 5.7%
-----------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                      8,958   $      554,769
General Electric Co.                                                    73,778        2,604,363
Rockwell Automation, Inc.                                               12,080          701,848
                                                                                 --------------
                                                                                 $    3,860,980
-----------------------------------------------------------------------------------------------
Electronics - 4.0%
-----------------------------------------------------------------------------------------------
Agere Systems, Inc. (a)                                                 31,110   $      464,472
Intel Corp.                                                             45,890          943,957
PerkinElmer, Inc.                                                       21,493          406,862
SanDisk Corp. (a)                                                        7,060          377,992
Texas Instruments, Inc.                                                 15,835          526,514
                                                                                 --------------
                                                                                 $    2,719,797
-----------------------------------------------------------------------------------------------
Energy - Integrated - 8.3%
-----------------------------------------------------------------------------------------------
Chevron Corp.                                                           23,750   $    1,540,425
ConocoPhillips                                                          19,460        1,158,454
Exxon Mobil Corp.                                                       42,732        2,867,317
                                                                                 --------------
                                                                                 $    5,566,196
-----------------------------------------------------------------------------------------------
Food & Beverages - 4.2%
-----------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                              17,090   $      647,369
General Mills, Inc.                                                     15,349          868,753
PepsiCo, Inc.                                                           20,580        1,343,051
                                                                                 --------------
                                                                                 $    2,859,173
-----------------------------------------------------------------------------------------------
Food & Drug Stores - 2.6%
-----------------------------------------------------------------------------------------------
CVS Corp.                                                               27,070   $      869,488
Kroger Co.                                                              38,300          886,262
                                                                                 --------------
                                                                                 $    1,755,750
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
-----------------------------------------------------------------------------------------------
International Paper Co.                                                 23,750   $      822,463
-----------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
-----------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                             9,883   $      656,528
-----------------------------------------------------------------------------------------------
General Merchandise - 2.5%
-----------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                       23,288   $    1,006,274
J.C. Penney Co., Inc.                                                   10,230          699,630
                                                                                 --------------
                                                                                 $    1,705,904
-----------------------------------------------------------------------------------------------
Insurance - 6.3%
-----------------------------------------------------------------------------------------------
American International Group, Inc.                                       9,358   $      620,061
Genworth Financial, Inc., "A"                                           13,930          487,689
Hartford Financial Services Group, Inc.                                  8,907          772,682
MetLife, Inc.                                                           18,030        1,021,940
PartnerRe Ltd.                                                           6,860          463,530
St. Paul Travelers Cos., Inc.                                           19,350          907,322
                                                                                 --------------
                                                                                 $    4,273,224
-----------------------------------------------------------------------------------------------
Internet - 1.3%
-----------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                    2,150   $      864,085
-----------------------------------------------------------------------------------------------
Machinery & Tools - 4.6%
-----------------------------------------------------------------------------------------------
AGCO Corp. (a)                                                          25,310   $      641,609
Cummins, Inc.                                                            4,300          512,689
Deere & Co.                                                              8,300          696,453
Harsco Corp.                                                             6,660          517,149
Parker Hannifin Corp.                                                    3,790          294,597
Timken Co.                                                              13,907          414,150
                                                                                 --------------
                                                                                 $    3,076,647
-----------------------------------------------------------------------------------------------
Major Banks - 4.8%
-----------------------------------------------------------------------------------------------
Bank of America Corp.                                                   29,276   $    1,568,315
JPMorgan Chase & Co.                                                    35,640        1,673,654
                                                                                 --------------
                                                                                 $    3,241,969
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.0%
-----------------------------------------------------------------------------------------------
HCA, Inc.                                                               15,040   $      750,346
Manor Care, Inc.                                                        10,850          567,238
                                                                                 --------------
                                                                                 $    1,317,584
-----------------------------------------------------------------------------------------------
Medical Equipment - 2.0%
-----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc. (a)                                8,985   $      702,986
Zimmer Holdings, Inc. (a)                                                9,355          631,463
                                                                                 --------------
                                                                                 $    1,334,449
-----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.8%
-----------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                     22,100   $      527,527
-----------------------------------------------------------------------------------------------
Network & Telecom - 2.0%
-----------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                 20,440   $      470,120
Corning, Inc. (a)                                                       34,820          849,956
                                                                                 --------------
                                                                                 $    1,320,076
-----------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 0.7%
-----------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                             14,100   $      494,064
-----------------------------------------------------------------------------------------------
Pharmaceuticals - 6.3%
-----------------------------------------------------------------------------------------------
Johnson & Johnson                                                       26,968   $    1,751,302
Merck & Co., Inc.                                                       35,830        1,501,277
Wyeth                                                                   19,451          988,889
                                                                                 --------------
                                                                                 $    4,241,468
-----------------------------------------------------------------------------------------------
Specialty Chemicals - 1.1%
-----------------------------------------------------------------------------------------------
Praxair, Inc.                                                           13,110   $      775,588
-----------------------------------------------------------------------------------------------
Telephone Services - 4.4%
-----------------------------------------------------------------------------------------------
AT&T, Inc.                                                              19,410   $      631,990
BellSouth Corp.                                                         22,261          951,658
Verizon Communications, Inc.                                            37,095        1,377,337
                                                                                 --------------
                                                                                 $    2,960,985
-----------------------------------------------------------------------------------------------
Tobacco - 2.4%
-----------------------------------------------------------------------------------------------
Altria Group, Inc.                                                      21,088   $    1,614,286
-----------------------------------------------------------------------------------------------
Trucking - 1.0%
-----------------------------------------------------------------------------------------------
Con-way, Inc.                                                            8,800   $      394,416
YRC Worldwide Inc. (a)                                                   6,960          257,798
                                                                                 --------------
                                                                                 $      652,214
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.9%
-----------------------------------------------------------------------------------------------
CMS Energy Corp. (a)                                                    35,940   $      518,974
PPL Corp.                                                               13,620          448,098
TXU Corp.                                                               15,260          954,055
                                                                                 --------------
                                                                                 $    1,921,127
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $52,559,343)                               $   65,481,566
-----------------------------------------------------------------------------------------------

Repurchase Agreements - 2.4%
-----------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.35%, dated, 9/29/06,
due 10/2/06, total to be received $1,601,714
(secured by U.S. Treasury and Federal
Agency obligations and Mortgage Backed
securities in a jointly traded account),
at Cost                                                            $ 1,601,000   $    1,601,000
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $54,160,343)                                 $   67,082,566
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.3%                                                   207,259
-----------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                              $   67,289,825
-----------------------------------------------------------------------------------------------
(a) Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 9/30/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $54,160,343)                  $67,082,566
Cash                                                                           45
Receivable for fund shares sold                                           214,282
Interest and dividends receivable                                          75,140
Receivable from investment adviser                                         10,911
Other assets                                                                  205
------------------------------------------------------------------------------------------------------
Total assets                                                                               $67,383,149
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                        $11,977
Payable to affiliates
  Management fee                                                            3,593
  Shareholder servicing costs                                               2,735
  Distribution and service fees                                             1,009
  Administrative services fee                                                 169
Payable for independent trustees' compensation                                419
Accrued expenses and other liabilities                                     73,422
------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $93,324
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $67,289,825
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                       $61,340,767
Unrealized appreciation (depreciation) on investments                  12,922,223
Accumulated net realized gain (loss) on investments                    (7,437,916)
Undistributed net investment income                                       464,751
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $67,289,825
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    4,787,230
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $24,212,769
  Shares outstanding                                                    1,728,821
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $14.01
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $14.86
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $2,376,137
  Shares outstanding                                                      172,974
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.74
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $1,459,697
  Shares outstanding                                                      106,771
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.67
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $39,241,222
  Shares outstanding                                                    2,778,664
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.12
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 9/30/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                               $985,069
  Interest                                                                  60,137
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $1,045,206
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $344,150
  Distribution and service fees                                             79,464
  Shareholder servicing costs                                               72,525
  Administrative services fee                                               16,426
  Independent trustees' compensation                                         2,502
  Custodian fee                                                             25,930
  Shareholder communications                                                30,784
  Auditing fees                                                             40,870
  Legal fees                                                                 2,922
  Registration fees                                                         45,600
  Miscellaneous                                                             14,390
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $675,563
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (2,431)
  Reduction of expenses by investment adviser                              (93,668)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $579,464
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $465,742
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions (identified
cost basis)                                                                                 $2,011,440
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                             $5,410,549
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $7,421,989
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $7,887,731
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                             YEARS ENDED 9/30
                                                                     ---------------------------------
                                                                          2006                    2005
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                 $465,742                $489,194
Net realized gain (loss) on investments                              2,011,440               3,526,902
Net unrealized gain (loss) on investments                            5,410,549               1,992,392
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $7,887,731              $6,008,488
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                             $(87,995)               $(41,591)
  Class B                                                               (1,749)                     --
  Class C                                                               (2,547)                   (128)
  Class I                                                             (396,025)               (253,272)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(488,316)              $(294,991)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $12,824,923                $870,203
------------------------------------------------------------------------------------------------------
Redemption fees                                                            $--                     $20
------------------------------------------------------------------------------------------------------
Total change in net assets                                         $20,224,338              $6,583,720
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                              47,065,487              40,481,767
At end of period (including undistributed net investment
income of $464,751 and $487,325, respectively)                     $67,289,825             $47,065,487
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                         YEARS ENDED 9/30
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002

Net asset value, beginning of period                   $12.33          $10.82           $9.49           $8.09           $9.98
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.09           $0.10           $0.06           $0.05           $0.03
  Net realized and unrealized gain (loss)
  on investments                                         1.70            1.47            1.33            1.38           (1.90)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.79           $1.57           $1.39           $1.43          $(1.87)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.11)         $(0.06)         $(0.06)         $(0.03)         $(0.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.01          $12.33          $10.82           $9.49           $8.09
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              14.58           14.51           14.64           17.66(j)       (18.76)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.47            1.54            1.52            1.57            1.44
Expenses after expense reductions (f)                    1.30            1.30            1.30            1.26            1.20
Net investment income                                    0.66            0.88            0.54            0.57            0.30
Portfolio turnover                                         28              48              59              59              48
Net assets at end of period (000 omitted)             $24,213          $9,994          $7,896          $6,634          $5,872
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                         YEARS ENDED 9/30
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002

Net asset value, beginning of period                   $12.09          $10.62           $9.33           $7.98           $9.89
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.00(w)        $0.03          $(0.01)         $(0.01)         $(0.03)
  Net realized and unrealized gain (loss)
  on investments                                         1.66            1.44            1.30            1.36           (1.88)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.66           $1.47           $1.29           $1.35          $(1.91)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.01)            $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $13.74          $12.09          $10.62           $9.33           $7.98
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              13.74           13.84           13.83           16.92(j)       (19.31)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.13            2.19            2.17            2.21            2.09
Expenses after expense reductions (f)                    1.95            1.95            1.95            1.90            1.85
Net investment income (loss)                             0.03            0.25           (0.11)          (0.08)          (0.34)
Portfolio turnover                                         28              48              59              59              48
Net assets at end of period (000 omitted)              $2,376          $2,082          $2,234          $2,082          $2,534
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                        YEARS ENDED 9/30
                                                  ---------------------------------------------------------------------------
                                                        2006            2005             2004            2003            2002

Net asset value, beginning of period                  $12.06          $10.59            $9.30           $7.95           $9.85
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                     $0.00(w)        $0.03           $(0.01)         $(0.01)         $(0.03)
  Net realized and unrealized gain (loss)
  on investments                                        1.65            1.44             1.30            1.36           (1.87)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.65           $1.47            $1.29           $1.35          $(1.90)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.04)         $(0.00)(w)          $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.67          $12.06           $10.59           $9.30           $7.95
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             13.69           13.90            13.87           16.98(j)       (19.29)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  2.12            2.19             2.17            2.20            2.09
Expenses after expense reductions (f)                   1.95            1.95             1.95            1.89            1.85
Net investment income (loss)                            0.04            0.23            (0.11)          (0.07)          (0.34)
Portfolio turnover                                        28              48               59              59              48
Net assets at end of period (000 omitted)             $1,460            $790             $659            $466            $697
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                         YEARS ENDED 9/30
                                                   --------------------------------------------------------------------------
                                                         2006            2005            2004            2003            2002

Net asset value, beginning of period                   $12.43          $10.90           $9.56           $8.15          $10.06
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.14           $0.15           $0.09           $0.08           $0.07
  Net realized and unrealized gain (loss)
  on investments                                         1.69            1.47            1.34            1.40           (1.92)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.83           $1.62           $1.43           $1.48          $(1.85)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.14)         $(0.09)         $(0.09)         $(0.07)         $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.12          $12.43          $10.90           $9.56           $8.15
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 14.89           14.94           14.98           18.22(j)       (18.53)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.13            1.19            1.17            1.22            1.09
Expenses after expense reductions (f)                    0.95            0.95            0.95            0.91            0.85
Net investment income                                    1.03            1.23            0.89            0.92            0.65
Portfolio turnover                                         28              48              59              59              48
Net assets at end of period (000 omitted)             $39,241         $34,200         $29,693         $25,809         $27,658
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class
    B, Class C, and Class I total returns for the year ended September 30, 2003 would have been lower by approximately 0.73%,
    0.74%, 0.74%, and 0.72% respectively.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Union Standard Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Investment income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended September 30, 2006, the fund's custodian fees were reduced by $2,431 under this arrangement. This amount is shown as a reduction of total expenses on the Statement of Operations. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended September 30, 2006, the fund did not receive any credits under this agreement. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended September 30, 2006, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders is as follows:

                                                           9/30/06    9/30/05

Ordinary income (including any short-term capital gains)  $488,316   $294,991

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 9/30/06
          Cost of investments                            $54,176,215
          ----------------------------------------------------------
          Gross appreciation                             $13,926,418
          Gross depreciation                              (1,020,067)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $12,906,351
          Undistributed ordinary income                      464,751
          Capital loss carryforwards                      (7,422,044)

As of September 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              9/30/10                                    $(1,247,099)
              9/30/11                                     (5,556,028)
              9/30/12                                       (618,917)
              ------------------------------------------------------
                                                         $(7,422,044)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.30% annually of the fund's average daily net assets. This written agreement will continue through January 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended September 30, 2006, this reduction amounted to $93,381 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,292 for the year ended September 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                           TOTAL            ANNUAL        DISTRIBUTION
              DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                  FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A              0.10%              0.25%              0.35%             0.35%             $47,626
Class B              0.75%              0.25%              1.00%             1.00%              21,255
Class C              0.75%              0.25%              1.00%             1.00%              10,583
------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                            $79,464

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                       $11
              Class B                                    $2,873
              Class C                                      $290

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2006, the fee was $50,945, which equated to 0.0961% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub- accounting expenses paid by MFSC on behalf of the fund. For the year ended September 30, 2006, these costs amounted to $12,027. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended September 30, 2006 was equivalent to an annual effective rate of 0.0310% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended September 30, 2006, the fee paid to Tarantino LLC was $321. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $287, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $26,928,167 and $14,829,485, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                      YEAR ENDED
                                                     9/30/06                         9/30/05
                                             SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Class A                                    1,145,994      $14,855,071        275,526       $3,268,191
  Class B                                       52,178          679,747         48,372          567,795
  Class C                                       58,385          746,164         21,507          252,006
  Class I                                       21,326          290,145          7,633           91,490
--------------------------------------------------------------------------------------------------------
                                             1,277,883      $16,571,127        353,038       $4,179,482

Shares issued to shareholders in
reinvestment of distributions

  Class A                                        6,748          $84,888          3,456          $40,440
  Class B                                          134            1,667             --               --
  Class C                                          131            1,617              8               88
  Class I                                       26,577          336,205         21,537          253,272
--------------------------------------------------------------------------------------------------------
                                                33,590         $424,377         25,001         $293,800

Shares reacquired

  Class A                                     (234,194)     $(3,019,807)      (198,667)     $(2,345,095)
  Class B                                      (51,550)        (661,344)       (86,498)      (1,014,404)
  Class C                                      (17,313)        (222,842)       (18,115)        (209,726)
  Class I                                      (19,893)        (266,588)        (2,811)         (33,854)
--------------------------------------------------------------------------------------------------------
                                              (322,950)     $(4,170,581)      (306,091)     $(3,603,079)

Net change

  Class A                                      918,548      $11,920,152         80,315         $963,536
  Class B                                          762           20,070        (38,126)        (446,609)
  Class C                                       41,203          524,939          3,400           42,368
  Class I                                       28,010          359,762         26,359          310,908
--------------------------------------------------------------------------------------------------------
                                               988,523      $12,824,923         71,948         $870,203

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended September 30, 2006, the fund's commitment fee and interest expense were $333 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust XI and the Shareholders of
MFS Union Standard Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Union Standard Equity Fund (one of the portfolios comprising MFS Series Trust XI) (the "Trust") as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Union Standard Equity Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 21, 2006

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); Secretary of Economic
                                                                          Affairs, The Commonwealth of
                                                                          Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (November 2000 until June
                                                                          2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Senior Cardiac Surgeon, Chief of
                                                                          Cardiac Surgery (until 2005);
                                                                          Harvard Medical School, Professor
                                                                          of Surgery; Brigham and Women's
                                                                          Hospital Physicians' Organization,
                                                                          Chair (2000 to 2004)

David H. Gunning                 Trustee              January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                            products and service provider),
                                                                          Vice Chairman/Director (since
                                                                          April 2001); Encinitos Ventures
                                                                          (private investment company),
                                                                          Principal (1997 to April 2001);
                                                                          Lincoln Electric Holdings, Inc.
                                                                          (welding equipment manufacturer),
                                                                          Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional    products),    Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          Private investor; Prism Venture
(born 8/05/57)                                                            Partners (venture capital), Co-
                                                                          founder and General Partner (until
                                                                          June 2004); St. Paul Travelers
                                                                          Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President
------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIAN
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                  225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                                 Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741                  200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
Jonathan Sage

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class I shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class I shares was in the 2nd quintile for the one- year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class I shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, 100.00% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o  data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o  facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                  ANNUAL REPORT

KEEPING YOU INFORMED
MFS wants to ensure that you are consistently updated about your investments with us. This shareholder report will not only show how your investment perf o rmed during the time period, but will also provide you with informative commentary from the portfolio management team. They will offer an overview of market conditions and will also discuss the specific factors that may have enhanced or detracted from your investment's performance.

MFS(R) MID CAP VALUE FUND


LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
EXPENSE TABLE                                      8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES               16
----------------------------------------------------
STATEMENT OF OPERATIONS                           19
----------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS               21
----------------------------------------------------
FINANCIAL HIGHLIGHTS                              22
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     31
----------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                            42
----------------------------------------------------
TRUSTEES AND OFFICERS                             43
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                                49
----------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                       54
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    54
----------------------------------------------------
FEDERAL TAX INFORMATION                           54
----------------------------------------------------
MFS(R) PRIVACY NOTICE                             55
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                         9/30/06
                                                                         MDV-ANN

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE

Common Stocks                                     98.9%
Cash & Other Assets                                1.1%


TOP TEN HOLDINGS

Embarq Corp.                                       2.6%
-------------------------------------------------------
Equity Residential, REIT                           2.5%
-------------------------------------------------------
Equity Office Properties Trust, REIT               2.4%
-------------------------------------------------------
PG&E Corp.                                         2.4%
-------------------------------------------------------
American Electric Power Co., Inc.                  2.3%
-------------------------------------------------------
Hess Corp.                                         2.2%
-------------------------------------------------------
Genworth Financial, Inc., "A"                      2.0%
-------------------------------------------------------
Pepco Holdings, Inc.                               1.8%
-------------------------------------------------------
Federated Department Stores, Inc.                  1.7%
-------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                  1.7%
-------------------------------------------------------

EQUITY SECTORS

Financial Services                                31.9%
-------------------------------------------------------
Utilities & Communications                        17.6%
-------------------------------------------------------
Technology                                         6.5%
-------------------------------------------------------
Industrial Goods & Services                        5.6%
-------------------------------------------------------
Autos & Housing                                    5.4%
-------------------------------------------------------
Retailing                                          5.3%
-------------------------------------------------------
Health Care                                        5.3%
-------------------------------------------------------
Consumer Staples                                   5.1%
-------------------------------------------------------
Basic Materials                                    4.7%
-------------------------------------------------------
Leisure                                            4.6%
-------------------------------------------------------
Energy                                             4.1%
-------------------------------------------------------
Special Products & Services                        1.7%
-------------------------------------------------------
Transportation                                     1.1%
-------------------------------------------------------

Percentages are based on net assets as of 9/30/06.
The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended September 30, 2006, Class A shares of the MFS Mid Cap Value Fund provided a total return of 4.41%, at net asset value. This compares with a return of 12.27% for the fund's benchmark, the Russell Midcap Value Index.

DETRACTORS FROM PERFORMANCE

Stock selection in the basic materials sector was the primary detractor from relative performance over the period. Individual holdings within this sector that hurt results included glass bottle manufacturer Owens-Illinois(g) and newsprint maker Bowater. Owens-Illinois was hurt by higher energy costs and disappointing results from its operational improvement initiatives. Bowater(c) was negatively affected by energy costs in addition to weaker demand for newsprint. Not owning strong-performing steel producer Nucor also hindered performance.

Security selection and, to a lesser extent, our overweighted position in the technology sector detracted from relative returns. Within this sector, global telecommunications equipment maker Nortel Networks(c)(g) and business integration software company TIBCO Software(c)(g) were among the fund's top relative detractors.

The health care sector also detracted from fund results. Our holdings in hospital operator Tenet Healthcare(g) underperformed due to overall lower admissions volumes. Tenet was forced to close several of its hospitals on account of Hurricane Katrina leading to share price weakness.

Other stocks that detracted from results included retail real estate operator Mills Corporation(c), homebuilder D.R. Horton, and newspaper publisher Lee Enterprises. Not owning strong-performing benchmark constituent Archer Daniels Midland, an agricultural production company, also dampened relative returns.

CONTRIBUTORS TO PERFORMANCE

The fund's underweighted position in the utilities and communications sector helped relative results. Within this sector, our position in local communications service provider Embarq, a recent spin-off of Sprint Nextel, contributed to performance. Results at Embarq exceeded market expectations driven by increases in high speed Internet revenues.

Stock selection in the retailing sector also aided results, with department store operator Federated Department Store and pet supply retailer PetSmart(c) among the fund's top relative contributors. Federated performed particularly well as investors rewarded the company for divesting several non-core assets, buying back a significant number of shares, and the conversion of the recently acquired May Department Stores to Federated's Macy's brand name.

Although the financial services sector detracted from the fund's overall relative results, several individual names within this sector performed well. These included custody and asset administration services provider Investors Financial Services(c), diversified banking company PNC Financial Services(c), and brokerage firm Ameriprise Financial(g).

Elsewhere, specialty mattress maker Tempur-Pedic International(c), industrial products distributor MSC Industrial Direct(c)(g), and drill-rig operator GlobalSantaFe(c) contributed to relative returns. Not owning communications network developer Lucent Technologies, a poor-performing benchmark constituent, also boosted performance.

Respectfully,

Jonathan Sage
Portfolio Manager

Note to Shareholders: Effective June 2006, Jonathan Sage became portfolio manager of the fund. Previously, the fund was managed by Constantinos Mokas.

(c) Security is not a benchmark constituent.
(g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 9/30/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

          MFS Mid Cap     Russell Midcap
          Value Fund         Value
          - Class A          Index
----------------------------------------
8/01       $ 9,425         $10,000
9/01         8,237           9,094
9/02         8,070           8,598
9/03        10,107          11,031
9/04        12,379          13,857
9/05        14,868          17,478
9/06        15,524          19,623

TOTAL RETURNS THROUGH 9/30/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr         5-yr     Life (t)
------------------------------------------------------------------------------
        A                 8/31/01               4.41%       13.51%      10.31%
------------------------------------------------------------------------------
        B                11/01/01               3.68%       12.83%       9.66%
------------------------------------------------------------------------------
        C                11/01/01               3.68%       12.83%       9.66%
------------------------------------------------------------------------------
        I                11/01/01               4.72%       13.92%      10.70%
------------------------------------------------------------------------------
        R                12/31/02               4.20%       13.42%      10.22%
------------------------------------------------------------------------------
       R1                 4/01/05               3.61%       13.26%      10.07%
------------------------------------------------------------------------------
       R2                 4/01/05               3.98%       13.38%      10.18%
------------------------------------------------------------------------------
       R3                10/31/03               4.16%       13.28%      10.09%
------------------------------------------------------------------------------
       R4                 4/01/05               4.33%       13.50%      10.30%
------------------------------------------------------------------------------
       R5                 4/01/05               4.63%       13.61%      10.40%
------------------------------------------------------------------------------
      529A                7/31/02               4.08%       13.25%      10.06%
------------------------------------------------------------------------------
      529B                7/31/02               3.40%       12.63%       9.47%
------------------------------------------------------------------------------
      529C                7/31/02               3.39%       12.67%       9.51%
------------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
------------------------------------------------------------------------------
Russell Midcap Value Index (f)                 12.27%       16.63%      14.13%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
------------------------------------------------------------------------------
        A                                      -1.59%       12.18%       9.03%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
        B                                      -0.01%       12.59%       9.53%
With CDSC (Declining over six years
from 4% to 0%) (x)
------------------------------------------------------------------------------
        C                                       2.75%       12.83%       9.66%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------
      529A                                     -1.91%       11.92%       8.79%
With Initial Sales Charge (5.75%)
------------------------------------------------------------------------------
      529B                                     -0.28%       12.38%       9.33%
With CDSC (Declining over six
years from 4% to 0%) (x)
------------------------------------------------------------------------------
      529C                                      2.47%       12.67%       9.51%
With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, August 31, 2001, through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Russell Midcap Value Index - constructed to provide a comprehensive barometer for the value securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2006 through September 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                                                   Expenses
                                                     Ending       Paid During
                           Annualized  Beginning     Account       Period (p)
   Share                    Expense  Account Value    Value        4/01/06-
   Class                     Ratio      4/01/06      9/30/06       9/30/06
------------------------------------------------------------------------------
           Actual            1.33%     $1,000.00      $979.60       $6.60
     A     -------------------------------------------------------------------
           Hypothetical (h)  1.33%     $1,000.00    $1,018.40       $6.73
------------------------------------------------------------------------------
           Actual            1.98%     $1,000.00      $976.70       $9.81
     B     -------------------------------------------------------------------
           Hypothetical (h)  1.98%     $1,000.00    $1,015.14      $10.00
------------------------------------------------------------------------------
           Actual            1.98%     $1,000.00      $976.00       $9.81
     C     -------------------------------------------------------------------
           Hypothetical (h)  1.98%     $1,000.00    $1,015.14      $10.00
------------------------------------------------------------------------------
           Actual            0.98%     $1,000.00      $981.40       $4.87
     I     -------------------------------------------------------------------
           Hypothetical (h)  0.98%     $1,000.00    $1,020.16       $4.96
------------------------------------------------------------------------------
           Actual            1.48%     $1,000.00      $978.80       $7.34
     R     -------------------------------------------------------------------
           Hypothetical (h)  1.48%     $1,000.00    $1,017.65       $7.49
------------------------------------------------------------------------------
           Actual            2.08%     $1,000.00      $976.00      $10.30
    R1     -------------------------------------------------------------------
           Hypothetical (h)  2.08%     $1,000.00    $1,014.64      $10.50
------------------------------------------------------------------------------
           Actual            1.73%     $1,000.00      $977.50       $8.58
    R2     -------------------------------------------------------------------
           Hypothetical (h)  1.73%     $1,000.00    $1,016.39       $8.74
------------------------------------------------------------------------------
           Actual            1.63%     $1,000.00     $978.60        $8.08
    R3     -------------------------------------------------------------------
           Hypothetical (h)  1.63%     $1,000.00    $1,016.90       $8.24
------------------------------------------------------------------------------
           Actual            1.39%     $1,000.00      $979.60       $6.90
    R4     -------------------------------------------------------------------
           Hypothetical (h)  1.39%     $1,000.00    $1,018.10       $7.03
------------------------------------------------------------------------------
           Actual            1.08%     $1,000.00      $981.10       $5.36
    R5     -------------------------------------------------------------------
           Hypothetical (h)  1.08%     $1,000.00    $1,019.65       $5.47
------------------------------------------------------------------------------
           Actual            1.58%     $1,000.00      $978.60       $7.84
   529A    -------------------------------------------------------------------
           Hypothetical (h)  1.58%     $1,000.00    $1,017.15       $7.99
------------------------------------------------------------------------------
           Actual            2.23%     $1,000.00      $974.90      $11.04
   529B    -------------------------------------------------------------------
           Hypothetical (h)  2.23%     $1,000.00    $1,013.89      $11.26
------------------------------------------------------------------------------
           Actual            2.23%     $1,000.00      $975.00      $11.04
   529C    -------------------------------------------------------------------
           Hypothetical (h)  2.23%     $1,000.00    $1,013.89      $11.26
------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
--------------------------------------------------------------------------------
ISSUER                                              SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.7%
--------------------------------------------------------------------------------
Mellon Financial Corp.                                 300,000   $   11,730,000
Waddell & Reed Financial, Inc., "A"                    400,000        9,900,000
                                                                 --------------
                                                                 $   21,630,000
--------------------------------------------------------------------------------
Business Services - 0.2%
--------------------------------------------------------------------------------
Alliance Data Systems Corp. (a)                         23,500   $    1,296,965
--------------------------------------------------------------------------------
Chemicals - 2.4%
-------------------------------------------------------------------------------
Nalco Holding Co. (a)                                  497,500   $    9,213,700
Rohm & Haas Co.                                        209,500        9,919,825
                                                               ----------------
                                                                 $   19,133,525
-------------------------------------------------------------------------------
Computer Software - 2.9%
-------------------------------------------------------------------------------
Compuware Corp. (a)                                    945,100   $    7,362,329
FileNet Corp. (a)                                       85,300        2,970,999
McAfee, Inc. (a)                                       517,000       12,645,820
                                                               ----------------
                                                                 $   22,979,148
-------------------------------------------------------------------------------
Construction - 3.7%
-------------------------------------------------------------------------------
D.R. Horton, Inc.                                      500,000   $   11,975,000
Pulte Homes, Inc.                                      250,000        7,965,000
Sherwin-Williams Co.                                   161,530        9,010,143
                                                               ----------------
                                                                 $   28,950,143
-------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
-------------------------------------------------------------------------------
Brink's Co.                                            216,630   $   11,494,388
Estee Lauder Cos., Inc., "A"                           133,610        5,388,491
Scotts Miracle-Gro Co.                                 241,300       10,735,437
                                                               ----------------
                                                                 $   27,618,316
-------------------------------------------------------------------------------
Containers - 1.3%
-------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (a)                      463,800   $    5,194,560
Temple-Inland, Inc.                                    127,200        5,100,720
                                                               ----------------
                                                                 $   10,295,280
-------------------------------------------------------------------------------
Electrical Equipment - 2.5%
-------------------------------------------------------------------------------
Rockwell Automation, Inc.                              175,200   $   10,179,120
W.W. Grainger, Inc.                                    140,460        9,413,629
                                                               ----------------
                                                                 $   19,592,749
-------------------------------------------------------------------------------
Electronics - 1.2%
-------------------------------------------------------------------------------
Cree, Inc. (a)                                         174,790   $    3,515,027
SanDisk Corp. (a)                                      110,000        5,889,400
                                                               ----------------
                                                                 $    9,404,427
-------------------------------------------------------------------------------
Energy - Independent - 1.1%
-------------------------------------------------------------------------------
Newfield Exploration Co. (a)                           200,000   $    7,708,000
Noble Energy, Inc.                                      26,670        1,215,885
                                                               ----------------
                                                                 $    8,923,885
-------------------------------------------------------------------------------
Energy - Integrated - 2.2%
-------------------------------------------------------------------------------
Hess Corp.                                             422,330   $   17,492,909
-------------------------------------------------------------------------------
Food & Beverages - 1.6%
-------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                             362,600   $   12,872,300
-------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
-------------------------------------------------------------------------------
Kroger Co.                                             338,280   $    7,827,799
-------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-------------------------------------------------------------------------------
Bowater, Inc.                                          216,760   $    4,458,753
-------------------------------------------------------------------------------
Furniture & Appliances - 1.7%
-------------------------------------------------------------------------------
Tempur-Pedic International, Inc. (a)                   195,800   $    3,361,886
Tupperware Brands Corp.                                527,710       10,269,237
                                                               ----------------
                                                                 $   13,631,123
-------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
-------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                            22,500   $    1,494,675
MGM Mirage (a)                                         168,900        6,669,861
                                                               ----------------
                                                                 $    8,164,536
-------------------------------------------------------------------------------
General Merchandise - 1.7%
-------------------------------------------------------------------------------
Federated Department Stores, Inc.                      320,800   $   13,861,768
-------------------------------------------------------------------------------
Health Maintenance Organizations - 2.6%
-------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                    71,600   $    2,115,780
CIGNA Corp.                                            100,000       11,632,000
Health Net, Inc. (a)                                   165,000        7,180,800
                                                               ----------------
                                                                 $   20,928,580
-------------------------------------------------------------------------------
Insurance - 10.2%
-------------------------------------------------------------------------------
Ace Ltd.                                               100,000   $    5,473,000
Endurance Specialty Holdings Ltd.                      376,200       13,264,812
Fidelity National Title Group, Inc.                    578,500       12,125,360
First American Corp.                                   307,400       13,015,316
Genworth Financial, Inc., "A"                          448,500       15,701,985
MGIC Investment Corp.                                   71,360        4,279,459
PartnerRe Ltd.                                         181,800       12,284,226
Protective Life Corp.                                   14,900          681,675
Zenith National Insurance Corp.                         98,400        3,925,176
                                                               ----------------
                                                                 $   80,751,009
-------------------------------------------------------------------------------
Internet - 1.6%
-------------------------------------------------------------------------------
RealNetworks, Inc. (a)                               1,218,800   $   12,931,468
-------------------------------------------------------------------------------
Leisure & Toys - 0.9%
-------------------------------------------------------------------------------
Hasbro, Inc.                                           320,200   $    7,284,550
-------------------------------------------------------------------------------
Machinery & Tools - 3.1%
-------------------------------------------------------------------------------
Cummins, Inc.                                          103,600   $   12,352,228
Eaton Corp.                                            146,880       10,112,688
Timken Co.                                              62,750        1,868,695
                                                               ----------------
                                                                 $   24,333,611
-------------------------------------------------------------------------------
Major Banks - 1.5%
-------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                     160,000   $   11,590,400
-------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.7%
-------------------------------------------------------------------------------
IMS Health, Inc.                                       208,700   $    5,559,768
McKesson Corp.                                         149,000        7,855,280
                                                               ----------------
                                                                 $   13,415,048
-------------------------------------------------------------------------------
Medical Equipment - 0.9%
-------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                       80,000   $    3,164,000
Cooper Cos., Inc.                                       68,070        3,641,745
                                                               ----------------
                                                                 $    6,805,745
-------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.7%
-------------------------------------------------------------------------------
Williams Cos., Inc.                                    549,200   $   13,109,404
-------------------------------------------------------------------------------
Network & Telecom - 0.4%
-------------------------------------------------------------------------------
InterDigital Communications Corp. (a)                   83,890   $    2,860,649
-------------------------------------------------------------------------------
Oil Services - 0.8%
-------------------------------------------------------------------------------
GlobalSantaFe Corp.                                    121,500   $    6,073,785
-------------------------------------------------------------------------------
Other Banks & Diversified Financials - 8.1%
-------------------------------------------------------------------------------
BankUnited Financial Corp., "A"                        175,000   $    4,562,250
Compass Bancshares, Inc.                               175,000        9,971,500
First Horizon National Corp.                            76,240        2,897,882
Investors Financial Services Corp.                     156,260        6,731,681
Mercantile Bankshares Corp.                            150,000        5,440,500
New York Community Bancorp, Inc.                       750,000       12,285,000
Northern Trust Corp.                                    82,300        4,808,789
TCF Financial Corp.                                    275,000        7,229,750
Zions Bancorporation                                   125,000        9,976,250
                                                               ----------------
                                                                 $   63,903,602
-------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.4%
-------------------------------------------------------------------------------
Western Digital Corp. (a)                              175,410   $    3,174,921
-------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
-------------------------------------------------------------------------------
Alpharma, Inc.                                          43,900   $    1,026,821
-------------------------------------------------------------------------------
Precious Metals & Minerals - 0.4%
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., "B"               58,760   $    3,129,558
-------------------------------------------------------------------------------
Printing & Publishing - 1.8%
-------------------------------------------------------------------------------
Lee Enterprises, Inc.                                  102,990   $    2,599,468
New York Times Co., "A"                                229,300        5,269,314
Washington Post Co., "B"                                 9,000        6,633,000
                                                               ----------------
                                                                 $   14,501,782
-------------------------------------------------------------------------------
Railroad & Shipping - 1.1%
-------------------------------------------------------------------------------
Norfolk Southern Corp.                                 200,000   $    8,810,000
-------------------------------------------------------------------------------
Real Estate - 9.4%
-------------------------------------------------------------------------------
CapitalSource, Inc., REIT                              114,050   $    2,944,771
CBL & Associates Properties, Inc., REIT                300,000       12,573,000
DiamondRock Hospitality Co., REIT                      350,000        5,813,500
Equity Office Properties Trust, REIT                   472,900       18,802,504
Equity Residential, REIT                               384,900       19,468,242
Host Hotels & Resorts, Inc., REIT                      600,000       13,758,000
Mills Corp., REIT                                       50,900          850,539
                                                               ----------------
                                                                 $   74,210,556
-------------------------------------------------------------------------------
Restaurants - 0.9%
-------------------------------------------------------------------------------
Jack in the Box, Inc. (a)                               42,700   $    2,228,086
YUM! Brands, Inc.                                       90,080        4,688,664
                                                               ----------------
                                                                 $    6,916,750
-------------------------------------------------------------------------------
Specialty Stores - 2.6%
-------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                  318,590   $    9,312,386
PetSmart, Inc.                                         419,600       11,643,900
                                                               ----------------
                                                                 $   20,956,286
-------------------------------------------------------------------------------
Telephone Services - 3.2%
-------------------------------------------------------------------------------
Embarq Corp.                                           426,100   $   20,610,457
Qwest Communications International, Inc. (a)           581,640        5,071,901
                                                               ----------------
                                                                 $   25,682,358
-------------------------------------------------------------------------------
Tobacco - 1.5%
-------------------------------------------------------------------------------
Loews Corp.                                             13,370   $      740,564
Reynolds American, Inc.                                177,100       10,974,887
                                                               ----------------
                                                                 $   11,715,451
-------------------------------------------------------------------------------
Utilities - Electric Power - 12.7%
-------------------------------------------------------------------------------
American Electric Power Co., Inc.                      507,300   $   18,450,501
CMS Energy Corp. (a)                                   600,000        8,664,000
Constellation Energy Group, Inc.                       100,000        5,920,000
FPL Group, Inc.                                        175,000        7,875,000
Northeast Utilities                                    359,700        8,370,219
NRG Energy, Inc. (a)                                   282,500       12,797,250
Pepco Holdings, Inc.                                   586,700       14,180,539
PG&E Corp.                                             450,000       18,742,500
PPL Corp.                                               45,340        1,491,686
Xcel Energy, Inc.                                      216,300        4,466,595
                                                               ----------------
                                                                 $  100,958,290
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $734,188,235)              $  783,204,250
-------------------------------------------------------------------------------

Short-Term Obligations - 1.0%
-------------------------------------------------------------------------------
Abbey National North America LLC, 5.35%,
due 10/02/06, at Amortized Cost and Value (y)      $ 7,548,000   $    7,546,878

-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $741,735,113)                $  790,751,128
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                 1,026,217
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                              $  791,777,345
-------------------------------------------------------------------------------
(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

REIT           Real Estate Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 9/30/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $741,735,113)              $790,751,128
Cash                                                                        364
Receivable for investments sold                                      49,221,423
Receivable for fund shares sold                                         722,403
Dividends receivable                                                  1,741,811
Other assets                                                              1,821
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $842,438,950
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                   $49,545,117
Payable for fund shares reacquired                                      832,098
Payable to affiliates
  Management fee                                                         49,085
  Shareholder servicing costs                                            66,716
  Distribution and service fees                                          15,646
  Administrative services fee                                             1,215
  Program manager fees                                                       39
  Retirement plan administration and services fees                          171
Payable for independent trustees' compensation                            2,275
Accrued expenses and other liabilities                                  149,243
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $50,661,605
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $791,777,345
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $720,209,771
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          49,016,015
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                        19,750,717
Undistributed net investment income                                   2,800,842
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $791,777,345
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    58,477,612
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $146,373,194
  Shares outstanding                                                 10,868,045
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $13.47
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $14.29
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $88,922,106
  Shares outstanding                                                  6,836,117
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.01
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $39,938,868
  Shares outstanding                                                  3,068,880
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.01
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $498,403,048
  Shares outstanding                                                 36,335,306
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $13.72
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $6,829,437
  Shares outstanding                                                    509,911
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $13.39
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $849,241
-------------------------------------------------------------------------------------------------------
  Shares outstanding                                                     65,391
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $12.99
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,933,009
  Shares outstanding                                                    377,739
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $13.06
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,415,294
  Shares outstanding                                                    181,683
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $13.29
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,193,785
  Shares outstanding                                                     88,677
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $13.46
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $56,860
  Shares outstanding                                                      4,204
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $13.53
-------------------------------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,252,471
  Shares outstanding                                                     94,235
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $13.29
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $14.10
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $213,682
  Shares outstanding                                                     16,637
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.84
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $396,350
  Shares outstanding                                                     30,787
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $12.87
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF OPERATIONS
Year ended 9/30/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $12,447,561
  Interest                                                               423,715
  Foreign taxes withheld                                                  (3,750)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $12,867,526
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $5,728,558
  Distribution and service fees                                        2,081,006
  Program manager fees                                                     4,454
  Shareholder servicing costs                                          1,105,129
  Administrative services fee                                            115,038
  Retirement plan administration and services fees                        16,262
  Independent trustees' compensation                                      19,247
  Custodian fee                                                          200,568
  Shareholder communications                                             101,828
  Auditing fees                                                           29,692
  Legal fees                                                              17,771
  Miscellaneous                                                          228,422
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $9,647,975
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (72,669)
  Reduction of expenses by investment adviser                             (9,696)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $9,565,610
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $3,301,916
-------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                            $23,314,469
  Foreign currency transactions                                           (4,256)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $23,310,213
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $6,315,759
  Translation of assets and liabilities in foreign currencies                 (6)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                         $6,315,753
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $29,625,966
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $32,927,882
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 9/30
                                                                 --------------------------------------
                                                                        2006                       2005

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      $3,301,916                  $(197,326)
Net realized gain (loss) on investments and foreign
currency transactions                                             23,310,213                 89,510,428
Net unrealized gain (loss) on investments and foreign
currency translation                                               6,315,753                 14,338,757
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $32,927,882               $103,651,859
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions
  Class A                                                       $(16,161,417)               $(8,797,219)
  Class B                                                        (12,599,704)                (8,915,181)
  Class C                                                         (4,886,027)                (2,709,307)
  Class I                                                        (44,424,812)               (24,365,961)
  Class R                                                         (1,281,416)                  (230,955)
  Class R1                                                           (50,206)                        --
  Class R2                                                           (41,349)                        --
  Class R3                                                          (184,488)                   (21,100)
  Class R4                                                            (7,303)                        --
  Class R5                                                            (5,977)                        --
  Class 529A                                                        (122,985)                   (65,333)
  Class 529B                                                         (23,073)                   (13,148)
  Class 529C                                                         (40,872)                   (16,670)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(79,829,629)              $(45,134,874)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $138,637,532               $191,836,506
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                         $9
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $91,735,785               $250,353,500
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           700,041,560                449,688,060
At end of period (including undistributed net investment
income of $2,800,842 and $0, respectively)                      $791,777,345               $700,041,560
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                     YEARS ENDED 9/30
                                             -------------------------------------------------------------------------------
                                                    2006             2005             2004             2003             2002

Net asset value, beginning of period              $14.45           $13.13           $10.72            $8.56            $8.74
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $0.05           $(0.01)          $(0.02)           $0.01            $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.56             2.56             2.43             2.15            (0.20)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.61            $2.55            $2.41            $2.16           $(0.18)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--              $--              $--              $--           $(0.00)(w)
  From net realized gain on investments and
  foreign currency transactions                    (1.59)           (1.23)              --               --           $(0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(1.59)          $(1.23)             $--              $--           $(0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $13.47           $14.45           $13.13           $10.72            $8.56
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          4.41            20.11            22.48            25.23            (2.03)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.34             1.36             1.36             1.50             1.83
Expenses after expense reductions (f)               1.34             1.35             1.34             1.34             1.37
Net investment income (loss)                        0.34            (0.07)           (0.17)            0.10             0.22
Portfolio turnover                                   122              126              128              158              113
Net assets at end of period (000 Omitted)       $146,373         $142,972          $83,631          $47,603          $26,013
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                     YEARS ENDED 9/30

                                             -------------------------------------------------------------------------------
                                                    2006             2005             2004             2003          2002(i)

Net asset value, beginning of period              $14.10           $12.91           $10.61            $8.53            $9.24
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.04)          $(0.10)          $(0.10)          $(0.05)          $(0.04)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.54             2.52             2.40             2.13            (0.67)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.50            $2.42            $2.30            $2.08           $(0.71)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                   $(1.59)          $(1.23)             $--              $--           $(0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $13.01           $14.10           $12.91           $10.61            $8.53
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          3.68            19.40            21.68            24.38            (7.67)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.99             2.01             2.01             2.14             2.48(a)
Expenses after expense reductions (f)               1.99             2.00             1.99             1.99             2.02(a)
Net investment loss                                (0.33)           (0.73)           (0.82)           (0.54)           (0.44)(a)
Portfolio turnover                                   122              126              128              158              113
Net assets at end of period (000 Omitted)        $88,922         $113,672          $88,348          $65,799          $44,390
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                     YEARS ENDED 9/30
                                             -------------------------------------------------------------------------------
                                                    2006             2005             2004             2003          2002(i)

Net asset value, beginning of period              $14.10           $12.92           $10.61            $8.53            $9.24
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.04)          $(0.10)          $(0.10)          $(0.05)          $(0.04)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.54             2.51             2.41             2.13            (0.67)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.50            $2.41            $2.31            $2.08           $(0.71)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                   $(1.59)          $(1.23)             $--              $--           $(0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $13.01           $14.10           $12.92           $10.61            $8.53
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          3.68            19.30            21.77            24.38            (7.67)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.99             2.01             2.01             2.14             2.48(a)
Expenses after expense reductions (f)               1.99             2.00             1.99             1.99             2.02(a)
Net investment loss                                (0.31)           (0.72)           (0.82)           (0.54)           (0.46)(a)
Portfolio turnover                                   122              126              128              158              113
Net assets at end of period (000 Omitted)        $39,939          $42,162          $25,482          $16,369          $11,348
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                     YEARS ENDED 9/30
                                             -------------------------------------------------------------------------------
                                                    2006             2005             2004             2003          2002(i)

Net asset value, beginning of period              $14.65           $13.25           $10.80            $8.59            $9.24
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.10            $0.04            $0.02            $0.04            $0.06
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.56             2.59             2.45             2.17            (0.71)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.66            $2.63            $2.47            $2.21           $(0.65)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $--              $--              $--              $--           $(0.00)(w)
  From net realized gain on investments and
  foreign currency transactions                    (1.59)           (1.23)           (0.02)              --            (0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(1.59)          $(1.23)          $(0.02)             $--           $(0.00)(w)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $13.72           $14.65           $13.25           $10.80            $8.59
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                             4.72            20.56            22.93            25.58            (6.89)(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              0.99             1.01             1.01             1.16             1.48(a)
Expenses after expense reductions (f)               0.99             1.00             0.99             1.00             1.02(a)
Net investment income                               0.72             0.28             0.18             0.43             0.99(a)
Portfolio turnover                                   122              126              128              158              113
Net assets at end of period (000 Omitted)       $498,403         $386,860         $249,118          $93,944           $4,655
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                           YEARS ENDED 9/30
                                                            -------------------------------------------------------------
                                                                   2006              2005            2004         2003(i)

Net asset value, beginning of period                             $14.40            $13.11          $10.72           $9.11
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                $0.02            $(0.02)         $(0.04)         $(0.00)(w)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             0.56              2.54            2.44            1.61(g)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $0.58             $2.52           $2.40           $1.61
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                          $(1.59)           $(1.23)         $(0.01)            $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $13.39            $14.40          $13.11          $10.72
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                            4.20             19.90           22.43           17.67(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.49              1.52            1.52            1.65(a)
Expenses after expense reductions (f)                              1.49              1.51            1.50            1.49(a)
Net investment income (loss)                                       0.16             (0.18)          (0.30)          (0.06)(a)
Portfolio turnover                                                  122               126             128             158
Net assets at end of period (000 Omitted)                        $6,829           $10,761          $1,941            $260
-------------------------------------------------------------------------------------------------------------------------

CLASS R1                                                                             YEARS ENDED 9/30
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $14.09              $13.03
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                          $(0.04)             $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               0.53                1.12(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.49               $1.06
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions          $(1.59)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $12.99              $14.09
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              3.61                8.14(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.19                2.21(a)
Expenses after expense reductions (f)                                                2.09                2.20(a)
Net investment loss                                                                 (0.32)              (0.83)(a)
Portfolio turnover                                                                    122                 126
Net assets at end of period (000 Omitted)                                            $849                $313
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                                             YEARS ENDED 9/30
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $14.11              $13.03
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                  $0.04              $(0.03)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               0.50                1.11(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.54               $1.08
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions           (1.59)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $13.06              $14.11
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              3.98                8.29(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.88                1.90(a)
Expenses after expense reductions (f)                                                1.73                1.89(a)
Net investment income (loss)                                                         0.28               (0.42)(a)
Portfolio turnover                                                                    122                 126
Net assets at end of period (000 Omitted)                                          $4,933                $410
-------------------------------------------------------------------------------------------------------------

CLASS R3                                                                           YEARS ENDED 9/30
                                                                    -----------------------------------------------
                                                                           2006              2005           2004(i)

Net asset value, beginning of period                                     $14.31            $13.06            $11.39
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                        $0.01            $(0.06)           $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                     0.56              2.54              1.74(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $0.57             $2.48             $1.68
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                   (1.59)            (1.23)            (0.01)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $13.29            $14.31            $13.06
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                    4.16             19.66             14.79(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.74              1.76              1.78(a)
Expenses after expense reductions (f)                                      1.64              1.75              1.76(a)
Net investment income (loss)                                               0.09             (0.45)            (0.62)(a)
Portfolio turnover                                                          122               126               128
Net assets at end of period (000 Omitted)                                $2,415            $1,218              $212
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                              YEARS ENDED 9/30
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $14.45              $13.32
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                  $0.09              $(0.00)(w)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               0.51                1.13(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.60               $1.13
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions          $(1.59)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $13.46              $14.45
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              4.33                8.48(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.39                1.41(a)
Expenses after expense reductions (f)                                                1.39                1.40(a)
Net investment income (loss)                                                         0.68               (0.06)(a)
Portfolio turnover                                                                    122                 126
Net assets at end of period (000 Omitted)                                          $1,194                 $54
-------------------------------------------------------------------------------------------------------------

CLASS R5                                                                               YEARS ENDED 9/30
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $14.48              $13.32
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.08               $0.02
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               0.56                1.14(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.64               $1.16
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions          $(1.59)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $13.53              $14.48
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              4.63                8.71(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.09                1.11(a)
Expenses after expense reductions (f)                                                1.09                1.10(a)
Net investment income                                                                0.60                0.24(a)
Portfolio turnover                                                                    122                 126
Net assets at end of period (000 Omitted)                                             $57                 $54
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                                   YEARS ENDED 9/30
                                                --------------------------------------------------------------------------
                                                      2006            2005            2004            2003         2002(i)

Net asset value, beginning of period                $14.32          $13.05          $10.68           $8.55           $9.24
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.01          $(0.04)         $(0.05)         $(0.02)          $0.01
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 0.55            2.54            2.42            2.15           (0.70)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.56           $2.50           $2.37           $2.13          $(0.69)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                 $(1.59)         $(1.23)            $--             $--             $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.29          $14.32          $13.05          $10.68           $8.55
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            4.08           19.83           22.19           24.91           (7.47)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.59            1.61            1.62            1.75            2.08(a)
Expenses after expense reductions (f)                 1.59            1.60            1.60            1.59            1.62(a)
Net investment income (loss)                          0.11           (0.32)          (0.42)          (0.18)           0.50(a)
Portfolio turnover                                     122             126             128             158             113
Net assets at end of period (000 Omitted)           $1,252          $1,038            $643            $262              $7
--------------------------------------------------------------------------------------------------------------------------

CLASS 529B                                                                   YEARS ENDED 9/30
                                                --------------------------------------------------------------------------
                                                      2006            2005            2004            2003         2002(i)

Net asset value, beginning of period                $13.97          $12.84          $10.58           $8.52           $9.22
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                           $(0.07)         $(0.13)         $(0.13)         $(0.08)         $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 0.53            2.49            2.39            2.14           (0.70)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.46           $2.36           $2.26           $2.06          $(0.70)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                 $(1.59)         $(1.23)            $--             $--             $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.84          $13.97          $12.84          $10.58           $8.52
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            3.40           19.01           21.36           24.18           (7.59)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.24            2.26            2.26            2.40            2.73(a)
Expenses after expense reductions (f)                 2.24            2.25            2.24            2.24            2.27(a)
Net investment loss                                  (0.56)          (0.97)          (1.07)          (0.82)          (0.20)(a)
Portfolio turnover                                     122             126             128             158             113
Net assets at end of period (000 Omitted)             $214            $174            $135             $59              $5
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                   YEARS ENDED 9/30
                                                --------------------------------------------------------------------------
                                                      2006            2005            2004            2003         2002(i)

Net asset value, beginning of period                $14.00          $12.86          $10.59           $8.52           $9.22
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                           $(0.07)         $(0.13)         $(0.13)         $(0.08)         $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                 0.53            2.50            2.40            2.15           (0.70)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.46           $2.37           $2.27           $2.07          $(0.70)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                 $(1.59)         $(1.23)            $--             $--             $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.87          $14.00          $12.86          $10.59           $8.52
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            3.39           19.06           21.44           24.30           (7.59)(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.24            2.26            2.26            2.40            2.73(a)
Expenses after expense reductions (f)                 2.24            2.25            2.24            2.24            2.27(a)
Net investment loss                                  (0.55)          (0.95)          (1.06)          (0.85)          (0.20)(a)
Portfolio turnover                                     122             126             128             158             113
Net assets at end of period (000 Omitted)             $396            $353            $178             $44              $5
--------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, November 1, 2001 (Class B, C, and I), December 31, 2002 (Class R), July 31, 2002
    (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended September 30, 2006, the fund's custodian fees were reduced by $52,834 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended September 30, 2006, the fund's custodian expenses were reduced by $19,835 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to real estate investment trusts, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                                              9/30/06             9/30/05

Ordinary income (including any short-term capital gains)                  $45,509,637         $31,196,044
Long-term capital gain                                                     34,319,992          13,938,830
-----------------------------------------------------------------------------------------------------------
Total distributions                                                       $79,829,629         $45,134,874

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 9/30/06

          Cost of investments                           $742,361,628
          ---------------------------------------------------------
          Gross appreciation                             $69,628,369
          Gross depreciation                             (21,238,869)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $48,389,500
          Undistributed ordinary income                    2,921,968
          Undistributed long-term capital gain            20,256,106

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the year ended September 30, 2006, the fund's average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The management fee incurred for the year ended September 30, 2006 was equivalent to an annual effective rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through January 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended September 30, 2006, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $65,572 and $1,308 for the year ended September 30, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%            $533,245
Class B                             0.75%              0.25%              1.00%             1.00%           1,045,068
Class C                             0.75%              0.25%              1.00%             1.00%             425,924
Class R                             0.25%              0.25%              0.50%             0.50%              41,186
Class R1                            0.50%              0.25%              0.75%             0.75%               4,524
Class R2                            0.25%              0.25%              0.50%             0.50%               9,666
Class R3                            0.25%              0.25%              0.50%             0.50%              10,134
Class R4                               --              0.25%              0.25%             0.25%               1,139
Class 529A                          0.25%              0.25%              0.50%             0.35%               4,144
Class 529B                          0.75%              0.25%              1.00%             1.00%               2,160
Class 529C                          0.75%              0.25%              1.00%             1.00%               3,816
----------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $2,081,006

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended September 30, 2006 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended September 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                      $1,941
              Class B                                     137,709
              Class C                                       6,436
              Class 529B                                       84
              Class 529C                                        6

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended September 30, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                  $2,960
              Class 529B                                     540
              Class 529C                                     954
              --------------------------------------------------
              Total Program Manager Fees                  $4,454

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended September 30, 2006, the fee was $735,457, which equated to 0.0963% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended September 30, 2006, these costs amounted to $186,604. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended September 30, 2006 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended September 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                  ANNUAL
                                                                                EFFECTIVE               TOTAL
                                                             FEE RATE             RATE(g)              AMOUNT

Class R1                                                        0.45%               0.35%              $2,708
Class R2                                                        0.40%               0.25%               7,738
Class R3                                                        0.25%               0.15%               5,077
Class R4                                                        0.15%               0.15%                 683
Class R5                                                        0.10%               0.10%                  56
-------------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                                $16,262

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the year ended September 30, 2006, this waiver amounted to $5,530 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended September 30, 2006, the fee paid to Tarantino LLC was $4,658. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,166, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $989,848,725 and $918,673,233, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                      YEAR ENDED                        YEAR ENDED
                                                       9/30/06                          9/30/05(i)
                                               SHARES           AMOUNT           SHARES           AMOUNT
Shares sold

  Class A                                      4,027,250       $54,771,079       5,699,142       $78,002,281
  Class B                                      1,306,607        17,277,857       3,117,703        41,801,180
  Class C                                        901,878        11,936,976       1,408,379        18,976,385
  Class I                                      7,022,109        96,541,548       6,198,850        84,368,344
  Class R                                        222,993         3,055,942         722,135         9,775,292
  Class R1                                        58,658           775,905          22,181           309,138
  Class R2                                       399,234         5,211,336          30,662           429,112
  Class R3                                       216,320         2,906,741         105,858         1,449,676
  Class R4                                        84,936         1,138,130           3,754            50,000
  Class R5                                             6                75           3,754            50,000
  Class 529A                                      17,145           230,965          20,445           276,947
  Class 529B                                       5,176            68,299           2,040            26,452
  Class 529C                                       5,533            72,125          12,566           166,218
-------------------------------------------------------------------------------------------------------------
                                              14,267,845      $193,986,978      17,347,469      $235,681,025

Shares issued to shareholders in
reinvestment of distributions

  Class A                                      1,144,048       $15,170,079         615,526        $8,278,823
  Class B                                        897,005        11,544,457         616,204         8,121,567
  Class C                                        330,575         4,257,810         181,132         2,389,128
  Class I                                      3,288,670        44,298,382       1,792,931        24,365,935
  Class R                                         92,104         1,215,766          16,137           216,586
  Class R1                                         3,918            50,206              --                --
  Class R2                                         3,205            41,349              --                --
  Class R3                                        14,047           184,015           1,580            21,100
  Class R4                                           551             7,303              --                --
  Class R5                                           450             5,977              --                --
  Class 529A                                       9,381           122,985           4,894            65,333
  Class 529B                                       1,811            23,073           1,004            13,148
  Class 529C                                       3,201            40,872           1,271            16,670
------------------------------------------------------------------------------------------------------------
                                               5,788,966       $76,962,274       3,230,679       $43,488,290

Shares reacquired

  Class A                                     (4,194,606)     $(56,494,904)     (2,792,389)     $(38,204,297)
  Class B                                     (3,431,282)      (44,863,355)     (2,512,515)      (33,579,685)
  Class C                                     (1,153,342)      (15,176,279)       (572,502)       (7,658,854)
  Class I                                       (390,988)       (5,395,014)       (382,208)       (5,349,897)
  Class R                                       (552,496)       (7,497,808)       (139,070)       (1,918,314)
  Class R1                                       (19,366)         (251,156)             --                --
  Class R2                                       (53,732)         (700,825)         (1,630)          (23,153)
  Class R3                                      (133,816)       (1,784,425)        (38,551)         (521,295)
  Class R4                                          (564)           (7,705)             --                --
  Class R5                                            (6)              (76)             --                --
  Class 529A                                      (4,793)          (62,700)         (2,127)          (29,483)
  Class 529B                                      (2,832)          (36,151)         (1,112)          (14,807)
  Class 529C                                      (3,160)          (41,322)         (2,429)          (33,024)
-------------------------------------------------------------------------------------------------------------
                                              (9,940,983)    $(132,311,720)     (6,444,533)     $(87,332,809)

Net change

  Class A                                        976,692       $13,446,254       3,522,279       $48,076,807
  Class B                                     (1,227,670)      (16,041,041)      1,221,392        16,343,062
  Class C                                         79,111         1,018,507       1,017,009        13,706,659
  Class I                                      9,919,791       135,444,916       7,609,573       103,384,382
  Class R                                       (237,399)       (3,226,100)        599,202         8,073,564
  Class R1                                        43,210           574,955          22,181           309,138
  Class R2                                       348,707         4,551,860          29,032           405,959
  Class R3                                        96,551         1,306,331          68,887           949,481
  Class R4                                        84,923         1,137,728           3,754            50,000
  Class R5                                           450             5,976           3,754            50,000
  Class 529A                                      21,733           291,250          23,212           312,797
  Class 529B                                       4,155            55,221           1,932            24,793
  Class 529C                                       5,574            71,675          11,408           149,864
-------------------------------------------------------------------------------------------------------------
                                              10,115,828      $138,637,532      14,133,615      $191,836,506

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 13%, 29%, and 20%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended September 30, 2006, the fund's commitment fee and interest expense were $4,704 and $24,085, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust XI and Shareholders of
MFS Mid Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust XI), including the portfolio of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Mid Cap Value Fund at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                          ERNST & YOUNG LLP

Boston, Massachusetts
November 21, 2006

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of November 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); Secretary of Economic
                                                                          Affairs, The Commonwealth of
                                                                          Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises (telecommunications),
                                                                          Director; Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (November 2000 until June
                                                                          2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Senior Cardiac Surgeon, Chief of
                                                                          Cardiac Surgery (until 2005);
                                                                          Harvard Medical School, Professor
                                                                          of Surgery; Brigham and Women's
                                                                          Hospital Physicians' Organization,
                                                                          Chair (2000 to 2004)

David H. Gunning                 Trustee              January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                            products and service provider),
                                                                          Vice Chairman/Director (since
                                                                          April 2001); Encinitos Ventures
                                                                          (private investment company),
                                                                          Principal (1997 to April 2001);
                                                                          Lincoln Electric Holdings, Inc.
                                                                          (welding equipment manufacturer),
                                                                          Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          Private investor; Prism Venture
(born 8/05/57)                                                            Partners (venture capital), Co-
                                                                          founder and General Partner (until
                                                                          June 2004); St. Paul Travelers
                                                                          Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President
------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by
    MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
----------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741             200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Jonathan Sage

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 4th quintile for the one- year period ended December 31, 2005 relative to the Lipper performance universe. The Fund commenced operations on August 31, 2001; therefore, no performance quintile for the five-year period was available for the Fund. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the ongoing substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the recent restructuring of responsibilities among MFS' senior investment management executives. In addition, the Trustees requested that they receive a separate update on the Fund's performance at each of their meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on assets over $1 billion, which may not be changed without the Trustees' approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) and total expense ratio were each at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to a breakpoint as a result of the advisory fee waiver described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $37,638,333 as capital gain dividends paid during the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of
2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP ("E&Y") to serve in the same capacity to certain other series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended September 30, 2006 and 2005, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                            Audit Fees
     FEES BILLED BY DELOITTE:                          2006           2005
                                                       ----           ----

          MFS Union Standard Equity Fund            $31,860        $32,660

                                                            Audit Fees
     FEES BILLED BY E&Y:                               2006           2005
                                                       ----           ----

          MFS Mid Cap Value Fund                    $22,710        $20,710

For the fiscal years ended September 30, 2006 and 2005, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:             2006           2005           2006          2005           2006           2005
                                       ----           ----           ----          ----           ----           ----
  To MFS Union Standard                    $0             $0        $9,450        $11,150           $509            $0
  Equity Fund

  To MFS and MFS Related           $1,112,725       $969,391             0        $62,000       $352,076      $755,675
  Entities of MFS Union
  Standard Equity Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                       2006                        2005
                                       ----                        ----
  To MFS Union Standard            $1,592,141                   $1,846,112
  Equity Fund, MFS and MFS
  Related Entities#

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(4)
  FEES BILLED BY E&Y:                  2006           2005           2006          2005           2006           2005
                                       ----           ----           ----          ----           ----           ----
  To MFS Mid Cap Value                     $0             $0        $5,782         $6,770           $144        $1,533
  Fund

  To MFS and MFS Related                   $0             $0       $15,500             $0         $7,782      $697,617
  Entities of  MFS Mid Cap
  Value  Fund*


  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                        2006                          2005
                                        ----                          ----
  To MFS Mid Cap Value Fund,         $111,002                     $720,072
  MFS and MFS Related
  Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by E&Y or Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule
    38a-1 compliance program.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.